Deferred revenue - Narrative (Details) R in Millions, $ in Millions						1 Months Ended		12 Months Ended
	Feb. 28, 2025 ZAR (R)	Feb. 28, 2025 USD ($)	Dec. 01, 2024 ZAR (R) t	Dec. 01, 2024 USD ($) t	Aug. 21, 2024 ZAR (R) R / kg kg oz	Jul. 31, 2018 ZAR (R)	Jul. 31, 2018 USD ($)	Dec. 31, 2025 ZAR (R)	Dec. 31, 2024 ZAR (R)	Dec. 31, 2023 ZAR (R)	Dec. 19, 2024 USD ($)
Disclosure Of Contract Liabilities [Line Items]
Deferred revenue advance received | R								R 10,745	R 3,307	R 935
Wheaton Precious Metals International
Disclosure Of Contract Liabilities [Line Items]
Deferred revenue advance received						R 6,555	$ 500
Additional monthly amounts receivable, as a percent								18.00%
Franco-Nevada stream
Disclosure Of Contract Liabilities [Line Items]
Deferred revenue advance received	R 9,215	$ 500
Additional monthly amounts receivable, as a percent								5.00%
Stream arrangement, contract commitment | $											$ 500
Platinum | Wheaton Precious Metals International
Disclosure Of Contract Liabilities [Line Items]
Percent of production covered by agreement								4.50%
Platinum | Franco-Nevada stream
Disclosure Of Contract Liabilities [Line Items]
Percent of production covered by agreement								1.00%
Additional monthly amounts receivable, as a percent								5.00%
Gold
Disclosure Of Contract Liabilities [Line Items]
Deferred revenue advance received | R					R 1,793
Commodity delivery (in kilograms/tonnes) | kg					1,497
Monthly commodity delivery (in ounces) | oz					1,851
Gold | Wheaton Precious Metals International
Disclosure Of Contract Liabilities [Line Items]
Percent of production covered by agreement								100.00%
Gold | Franco-Nevada stream
Disclosure Of Contract Liabilities [Line Items]
Percent of production covered by agreement								1.10%
Gold | Minimum
Disclosure Of Contract Liabilities [Line Items]
Average price (in ZAR per kg) | R / kg					1,350,000
Gold | Maximum
Disclosure Of Contract Liabilities [Line Items]
Average price (in ZAR per kg) | R / kg					1,736,000
Chrome
Disclosure Of Contract Liabilities [Line Items]
Deferred revenue advance received			R 905	$ 50
Chrome | Minimum
Disclosure Of Contract Liabilities [Line Items]
Commodity delivery (in kilograms/tonnes) | t			40,000	40,000
Chrome | Maximum
Disclosure Of Contract Liabilities [Line Items]
Commodity delivery (in kilograms/tonnes) | t			70,000	70,000